SIGNIFICANT ACCOUNTING POLICIES (Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share) (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Line Items]
Number of shares of common stock attributable to potentially dilutive securities which were excluded from the calculation of diluted income (loss) per share	33,468,010	29,312,598	33,321,710
Stock Options [Member]
Accounting Policies [Line Items]
Number of shares of common stock attributable to potentially dilutive securities which were excluded from the calculation of diluted income (loss) per share		150,000	150,000
Shares Issuable upon conversion of convertible Notes Payable to related party at a price of $1.50 [Member]
Accounting Policies [Line Items]
Number of shares of common stock attributable to potentially dilutive securities which were excluded from the calculation of diluted income (loss) per share	16,652,333	16,852,097	19,365,121
Shares issuable upon conversion of accrued interest payable to related party at a price of $0.75 [Member]
Accounting Policies [Line Items]
Number of shares of common stock attributable to potentially dilutive securities which were excluded from the calculation of diluted income (loss) per share	16,815,677	12,310,501	13,806,589